Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Due to related parties current	[1]	$ 1,213,612
Poh Kiong Tan [Member]
Related Party Transaction [Line Items]
Due to related parties current	[2]	90,495
Cong Ty Tnhh Trident Digital Tech [Member]
Related Party Transaction [Line Items]
Due to related parties current	[3]	41,118
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties current		$ 1,345,225

[1]	The balance represented a) US$717,318 loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of March 24, 2026; and b) US$496,294 loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of June 30, 2026.
[2]	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expense paid on behalf of the Group, with a maturity date of June 30, 2026.
[3]	The balance represented service payable to this related party, and the maturity date was June 30, 2026.